Quarterly Holdings Report
for
Fidelity® Growth Discovery Fund
September 30, 2024
CII-NPRT1-1124
1.808775.120
Common Stocks - 99.1%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (b)	229,554	6,608,859
Pharmaceuticals - 0.5%
UCB SA	171,500	30,926,647
TOTAL BELGIUM		37,535,506
BRAZIL - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (b)	30,341	62,258,518
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd (United States)	267,140	8,871,719
CHINA - 1.2%
Consumer Discretionary - 1.2%
Automobiles - 0.6%
BYD Co Ltd H Shares	1,083,872	38,670,349
Hotels, Restaurants & Leisure - 0.6%
Trip.com Group Ltd ADR (b)	618,012	36,728,453
TOTAL CHINA		75,398,802
DENMARK - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	59,560	3,627,027
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	25,685	19,697,213
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	195,783	23,253,147
ISRAEL - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	179,087	2,453,492
Health Care - 0.7%
Biotechnology - 0.0%
Gamida Cell Ltd (d)	993,684	10
Gamida Cell Ltd warrants 4/21/2028 (b)(d)	182,600	2
		12
Pharmaceuticals - 0.7%
Teva Pharmaceutical Industries Ltd ADR (b)	1,999,373	36,028,701
TOTAL HEALTH CARE		36,028,713

Information Technology - 0.3%
Software - 0.3%
Nice Ltd ADR (b)	121,209	21,050,367
TOTAL ISRAEL		59,532,572
JAPAN - 0.6%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Chugai Pharmaceutical Co Ltd	329,593	15,975,733
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems Inc (b)	947,905	22,086,187
TOTAL JAPAN		38,061,920
NETHERLANDS - 3.0%
Communication Services - 1.4%
Entertainment - 1.4%
Universal Music Group NV	3,165,766	82,820,308
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV depository receipt	83,264	69,379,728
BE Semiconductor Industries NV	235,363	29,749,456
		99,129,184
TOTAL NETHERLANDS		181,949,492
NORWAY - 0.0%
Information Technology - 0.0%
Software - 0.0%
Volue ASA (b)	724,170	2,868,421
SPAIN - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	96,800	2,220,788
TAIWAN - 4.1%
Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 4.1%
eMemory Technology Inc	41,757	3,457,511
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,400,401	243,207,642

TOTAL TAIWAN		246,665,153
UNITED KINGDOM - 0.5%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	94,567	2,943,870
Industrials - 0.5%
Professional Services - 0.5%
RELX PLC ADR	613,271	29,105,842
TOTAL UNITED KINGDOM		32,049,712
UNITED STATES - 86.2%
Communication Services - 6.5%
Entertainment - 0.5%
Live Nation Entertainment Inc (b)	171,534	18,781,258
Warner Music Group Corp Class A (c)	306,315	9,587,659
		28,368,917
Interactive Media & Services - 6.0%
Alphabet Inc Class A	1,599,268	265,238,598
Epic Games Inc (b)(d)(e)	2,244	1,346,400
Meta Platforms Inc Class A	175,136	100,254,852
		366,839,850
Consumer Discretionary - 8.2%
Broadline Retail - 4.7%
Amazon.com Inc (b)	1,490,812	277,783,000
Savers Value Village Inc (b)(c)	552,902	5,816,529
		283,599,529
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	30,511	8,604,712
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	540,677	68,563,251
Domino's Pizza Inc	63,809	27,446,803
Kura Sushi USA Inc Class A (b)(c)	118,541	9,549,663
		105,559,717
Household Durables - 0.4%
Blu Homes Inc (b)(d)(e)	3,320,224	1,029
TopBuild Corp (b)	54,959	22,357,871
		22,358,900
Specialty Retail - 1.3%
Floor & Decor Holdings Inc Class A (b)	137,002	17,011,538
Lowe's Cos Inc	226,807	61,430,676
		78,442,214
TOTAL CONSUMER DISCRETIONARY		498,565,072

Consumer Staples - 0.6%
Beverages - 0.6%
Monster Beverage Corp (b)	689,971	35,995,787
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy Inc	281,579	50,639,167
Range Resources Corp	805,902	24,789,546
		75,428,713
Financials - 6.9%
Capital Markets - 1.0%
Intercontinental Exchange Inc	361,851	58,127,745
Consumer Finance - 0.5%
Capital One Financial Corp	233,946	35,028,734
Financial Services - 4.4%
Corebridge Financial Inc	448,553	13,079,805
Fiserv Inc (b)	71,290	12,807,249
Mastercard Inc Class A	207,244	102,337,087
Rocket Cos Inc Class A (b)(c)	1,057,346	20,290,470
Toast Inc Class A (b)(c)	1,000,267	28,317,559
Visa Inc Class A	324,912	89,334,554
		266,166,724
Insurance - 1.0%
Arthur J Gallagher & Co	157,429	44,295,798
Baldwin Insurance Group Inc/The Class A (b)	373,103	18,580,529
		62,876,327
TOTAL FINANCIALS		422,199,530

Health Care - 14.1%
Biotechnology - 4.2%
Adamas Pharmaceuticals Inc rights (b)(d)	678,800	47,516
Adamas Pharmaceuticals Inc rights (b)(d)	678,800	81,456
Alnylam Pharmaceuticals Inc (b)	215,749	59,337,448
Arcellx Inc (b)	28,691	2,395,985
Arrowhead Pharmaceuticals Inc (b)	135,433	2,623,337
Beam Therapeutics Inc (b)	38,962	954,569
Blueprint Medicines Corp (b)	19,814	1,832,795
Cytokinetics Inc (b)	111,099	5,866,027
Exact Sciences Corp (b)	1,075,019	73,230,295
Gilead Sciences Inc	469,582	39,369,755
Hookipa Pharma Inc (b)	45,078	193,835
Insmed Inc (b)(c)	578,640	42,240,720
Janux Therapeutics Inc (b)	11,727	532,758
Krystal Biotech Inc (b)	17,152	3,122,179
Legend Biotech Corp ADR (b)	120,938	5,893,309
Moderna Inc (b)	56,847	3,799,085
Sarepta Therapeutics Inc (b)	30,833	3,850,733
Seres Therapeutics Inc (b)	159,614	151,011
Synlogic Inc (b)	29,260	43,597
Vor BioPharma Inc (b)	244,770	171,339
XOMA Royalty Corp (b)	147,667	3,910,222
		249,647,971
Health Care Equipment & Supplies - 4.7%
Align Technology Inc (b)	154,313	39,244,882
Boston Scientific Corp (b)	1,886,078	158,053,337
Glaukos Corp (b)	125,041	16,290,341
Hologic Inc (b)	656,619	53,488,184
Lantheus Holdings Inc (b)	51,255	5,625,236
Penumbra Inc (b)	39,292	7,634,829
Pulmonx Corp (b)	101,816	844,055
RxSight Inc (b)	27,759	1,372,127
		282,552,991
Health Care Providers & Services - 0.8%
HealthEquity Inc (b)	600,383	49,141,348
Life Sciences Tools & Services - 1.7%
Bio-Techne Corp	138,715	11,087,490
Bruker Corp	578,823	39,973,516
Codexis Inc (b)	578,974	1,783,240
Danaher Corp	174,017	48,380,207
MaxCyte Inc (United States) (b)(c)	518,735	2,017,879
		103,242,332
Pharmaceuticals - 2.7%
Aclaris Therapeutics Inc (b)	88,595	101,884
Eli Lilly & Co	181,856	161,113,505
Zevra Therapeutics Inc (b)(c)	358,870	2,490,558
		163,705,947
TOTAL HEALTH CARE		848,290,589

Industrials - 12.4%
Aerospace & Defense - 1.6%
GE Aerospace	509,477	96,077,173
Loar Holdings Inc (c)	5,267	392,865
		96,470,038
Building Products - 0.1%
Simpson Manufacturing Co Inc	16,199	3,098,383
Commercial Services & Supplies - 0.0%
Montrose Environmental Group Inc (b)(c)	45,418	1,194,493
Electrical Equipment - 0.9%
GE Vernova Inc	221,807	56,556,349
Ground Transportation - 4.3%
Uber Technologies Inc (b)	3,471,990	260,954,769
Machinery - 1.9%
Chart Industries Inc (b)	47,604	5,909,561
Deere & Co (c)	58,879	24,571,973
Energy Recovery Inc (b)	156,640	2,723,969
Ingersoll Rand Inc	621,193	60,976,305
Westinghouse Air Brake Technologies Corp	124,161	22,568,745
		116,750,553
Professional Services - 2.8%
Equifax Inc	376,907	110,757,891
KBR Inc	678,855	44,213,826
UL Solutions Inc Class A (c)	359,466	17,721,674
		172,693,391
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	236,618	46,502,926
TOTAL INDUSTRIALS		754,220,902

Information Technology - 34.9%
Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd (b)	1,086,082	36,307,721
Jabil Inc	187,259	22,439,246
		58,746,967
IT Services - 1.3%
MongoDB Inc Class A (b)	283,263	76,580,152
Semiconductors & Semiconductor Equipment - 6.3%
Astera Labs Inc (b)	9,640	505,040
Marvell Technology Inc	136,812	9,866,881
NVIDIA Corp	2,502,594	303,915,015
SiTime Corp (b)	222,090	38,090,656
Universal Display Corp	151,685	31,838,682
		384,216,274
Software - 13.4%
Asapp Inc warrants 8/28/2028 (b)(d)(e)	1,014,955	1,278,843
HubSpot Inc (b)	89,357	47,502,181
Manhattan Associates Inc (b)	144,607	40,689,518
Microsoft Corp	1,525,300	656,336,591
Nutanix Inc Class A (b)	132,057	7,824,377
OpenAI Global LLC rights (b)(d)(e)	3,433,000	3,433,000
Servicenow Inc (b)	40,759	36,454,442
Zeta Global Holdings Corp Class A (b)(c)	570,406	17,015,211
		810,534,163
Technology Hardware, Storage & Peripherals - 12.9%
Apple Inc	3,374,544	786,268,752
TOTAL INFORMATION TECHNOLOGY		2,116,346,308

Materials - 1.1%
Chemicals - 0.1%
Aspen Aerogels Inc (b)(c)	275,716	7,634,576
Construction Materials - 0.5%
Eagle Materials Inc	11,529	3,316,317
Martin Marietta Materials Inc	46,445	24,999,021
		28,315,338
Containers & Packaging - 0.4%
International Paper Co	520,366	25,419,879
Metals & Mining - 0.1%
Carpenter Technology Corp	41,600	6,638,528
TOTAL MATERIALS		68,008,321

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Zillow Group Inc Class A (b)	98,600	6,106,298
Zillow Group Inc Class C (b)(c)	190,960	12,192,796
		18,299,094
TOTAL UNITED STATES		5,232,563,083
TOTAL COMMON STOCKS (Cost $3,879,689,124)		6,026,553,073

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $809,600)	809,600	796,969

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (d)(e)(f)	423	465,194
Canva Inc Series A2 (d)(e)(f)	77	84,681

TOTAL AUSTRALIA		549,875
UNITED STATES - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (d)(e)	30,000	387,900
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	75,700	236,184
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc (d)(e)	114,642	2,492,317
Information Technology - 0.2%
Software - 0.2%
Asapp Inc Series C (b)(d)(e)	250,763	471,434
Asapp Inc Series D (b)(d)(e)	1,768,998	2,865,778
		3,337,212
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(d)(e)	50,974	763,591
Illuminated Holdings Inc Series C3 (b)(d)(e)	63,718	954,496
Illuminated Holdings Inc Series C4 (b)(d)(e)	18,303	274,178
Illuminated Holdings Inc Series C5 (b)(d)(e)	36,887	552,567
		2,544,832
TOTAL UNITED STATES		8,998,445
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,649,254)		9,548,320

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% 6/14/2028 (d)(e)(f) (Cost $1,098,800)	1,098,800	1,191,411

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.89	43,444,002	43,452,690
Fidelity Securities Lending Cash Central Fund (g)(h)	4.89	94,522,968	94,532,421
TOTAL MONEY MARKET FUNDS (Cost $137,985,111)			137,985,111

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $4,037,231,889)	6,176,074,884
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(97,687,801)
NET ASSETS - 100.0%	6,078,387,083

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,595,972 or 0.3% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	382,824

Anduril Industries Inc	8/07/24	2,491,927

Asapp Inc Series C	4/30/21	1,654,309

Asapp Inc Series D	8/29/23	6,830,986

Asapp Inc warrants 8/28/2028	8/29/23	1

Blu Homes Inc	5/21/20	5,743

Canva Inc Series A	9/22/23	451,198

Canva Inc Series A2	9/22/23	82,133

ElevateBio LLC Series C	3/09/21	317,562

Epic Games Inc	3/29/21	1,985,940

Illuminated Holdings Inc 15%	6/14/23	809,600

Illuminated Holdings Inc 15% 6/14/2028	9/27/23	1,098,800

Illuminated Holdings Inc Series C2	7/07/20	1,274,350

Illuminated Holdings Inc Series C3	7/07/20	1,911,540

Illuminated Holdings Inc Series C4	1/08/21	658,908

Illuminated Holdings Inc Series C5	6/16/21	1,593,518

OpenAI Global LLC rights	9/30/24	3,433,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	40,419,537	377,328,331	374,295,178	464,536	-	-	43,452,690	0.1%
Fidelity Securities Lending Cash Central Fund	54,951,080	164,264,944	124,683,603	18,615	-	-	94,532,421	0.4%
Total	95,370,617	541,593,275	498,978,781	483,151	-	-	137,985,111

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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